Vanguard Total International Bond Index Fund Annual Fund Operating Expenses - Investor Prospectus [Member] - Vanguard Total International Bond Index Fund - Investor Shares	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.13%